Capital Stock (Details Textual) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended								12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended								12 Months Ended					12 Months Ended											12 Months Ended																								12 Months Ended
	Feb. 19, 2013	Feb. 29, 2012	Feb. 28, 2013	Jun. 30, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2013	Feb. 28, 2013 Common Stock and Warrant Registered Offering [Member]	Dec. 31, 2013 Issue One [Member]	Dec. 31, 2013 Issue Two [Member]	Feb. 15, 2014 Subsequent Event [Member]	Dec. 31, 2013 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member]	Mar. 31, 2014 Jp Nevada Trust Note [Member]	Feb. 28, 2014 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 28, 2013 Worden [Member]	Feb. 28, 2013 JMJ Note [Member]	Feb. 19, 2013 JMJ Note [Member]	Dec. 31, 2013 Midcap Financial Llc [Member]	Feb. 19, 2013 Midcap Financial Llc [Member]	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2013 Series A and Series B Preferred Stock [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Feb. 29, 2012 Series B Convertible Preferred Stock [Member]	Feb. 29, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A And Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series E Convertible Preferred Stock [Member]	Dec. 31, 2013 Minimum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2012 Minimum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Minimum [Member] Worden [Member]	Dec. 31, 2013 Maximum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2012 Maximum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Maximum [Member] Worden [Member]	Dec. 31, 2013 Fitch Coleman Warrants [Member] Group A Category [Member]	Dec. 31, 2013 Fitch Coleman Warrants [Member] Group B Category [Member]	Dec. 31, 2013 Fitch Coleman Warrants [Member] Group C Category [Member]	Dec. 31, 2013 August 2009 Warrants [Member]		Dec. 31, 2012 August 2009 Warrants [Member]		Dec. 31, 2013 April 2010 Warrant [Member]	Dec. 31, 2013 October 2010 Warrants [Member]		Dec. 31, 2012 October 2010 Warrants [Member]		Dec. 31, 2013 Guarantor 2011 Warrants [Member]	Dec. 31, 2012 Guarantor 2011 Warrants [Member]		Dec. 31, 2013 February 2012 Inducement Warrants [Member]		Dec. 31, 2012 February 2012 Inducement Warrants [Member]		Dec. 31, 2013 Other Warrants [Member]		Dec. 31, 2012 Other Warrants [Member]		Dec. 31, 2013 February 2012 Aldagen Warrants [Member]		Dec. 31, 2012 February 2012 Aldagen Warrants [Member]		Dec. 31, 2013 February 2013 MidCap Warrants (Member)		Dec. 31, 2012 February 2013 MidCap Warrants (Member)		Dec. 31, 2013 February 2013 Subordination Warrants (Member)		Dec. 31, 2012 February 2013 Subordination Warrants (Member)		Dec. 31, 2013 February 2013 Worden Warrants [Member]		Dec. 31, 2012 February 2013 Worden Warrants [Member]		Dec. 31, 2013 February 2013 RDO Warrants [Member]		Dec. 31, 2012 February 2013 RDO Warrants [Member]		Dec. 31, 2013 February 2013 PA Warrants [Member]		Dec. 31, 2012 February 2013 PA Warrants [Member]		Dec. 31, 2013 February 2013 Warrants [Member]	Dec. 31, 2013 February 2013 Warrants [Member] Issue One [Member]	Dec. 31, 2013 February 2013 Warrants [Member] Issue Two [Member]	Dec. 31, 2013 February 2013 Warrants [Member] Issue Three [Member]	Dec. 31, 2013 February 2013 Warrants [Member] Issue Four [Member]	Dec. 31, 2013 February 2013 Warrants [Member] Issue Five [Member]	Dec. 31, 2013 February 2012 Warrant [Member] Issue One [Member]	Dec. 31, 2013 February 2012 Warrant [Member] Issue Two [Member]	Dec. 31, 2013 December 2013 Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Class Of Warrant Or Right Outstanding				5,288,256																																																325,000	325,000	325,000	1,070,916	[1]	1,070,916	[1]		1,488,839	[2]	1,488,839	[2]	916,665 [3]	916,665	[3]	1,180,547	[4]	1,180,547	[4]	300,000	[5]	200,000	[5]	2,115,596	[6]	2,115,596	[6]	1,079,137	[7]	0	[7]	800,000	[8]	0	[8]	250,000	[9]	0	[9]	6,363,638	[10]	0	[10]	136,364	[11]	0	[11]
Entire Outstanding Warrants Callup Condition Based On Minimum Trading Price																																																				$ 4	$ 5	$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					222,500	1,038,000	2,271,500						2,271,500	35,602
Share Based Compensation Arrangement By Share Based Payment Award Stock Options and Compensatory Warrants Forfeited In Period													384,137	804,649
Additional Warrants Adjustments Due To Antidilutive Provisions																																																							420,896
Common Stock Capital Shares Reserved For Future Issuance Value															$ 15,000,000
Shares Issuable Under Purchase Agreements															150,000
Increase In Shares Issuable Under Purchase Agreements															200,000
Sale of Stock, Price Per Share															$ 1.00
Stock Issued During Period Share Purchase Agreement															375,000
Stock Issued During Period Additional Shares Issued Under Purchase Agreement															375,000
Proceeds from Issuance of Private Placement	5,000,000		5,000,000																														5,000,000
Share Price	$ 0.55		$ 0.55
Warrants Exercise Price	$ 0.75		$ 0.75
Placement Fee																											350,000
Expense Reimbursement Limit																											52,000
Warrant Exercise Price Percentage																											120.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,363,638				1,500,000				6,363,638	200,000	100,000					266,666	533,334	266,666									136,364	250,000			1,079,137	1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.42				0.46		1.50	0.37					0.70	0.70	0.70	0.52	0.70								0.70			0.70	0.70																				1.25	1.50	1.75	0.51				0.54	0.60				0.50											1.42		1.42																							0.70	0.70	0.70	0.75	0.66	1.42	1.42	0.68
Royalty Expense																												500,000
Future Annual Royalty Limitation																																																600,000			625,000
Warrants Exercisable																250,000	500,000	250,000
Warrants Exercised Upon Default In Payment Of Note On Fourth Anniversary																133,333					266,667	133,333	266,667	133,333	57,143
Guarantor Obligations, Current Carrying Value																		1,400,000
Warrants Exercised Upon Default In Payment Of Note On Fifth Anniversary																133,333	107,143						266,667			57,143
Note payable					2,100,000	3,620,593	2,100,000									2,100,000														100,000
Condition For Purchase By Accredited Investor Minimum Share Price															0.45
Shares Issued In Private Placement Maximum Percentage															9.99%
Debt Instrument Remitted Payment																													370,000
Stock Issued During Period Shares Investors	9,090,911		9,090,911
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001	$ 0.0001																																	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized					200,000,000	200,000,000	200,000,000																																	5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share																																										$ 1,000
Preferred Stock, Liquidation Preference Per Share																																								$ 1.00	$ 1.00
Preferred Stock, Dividend Rate, Percentage																																								8.00%	8.00%	10.00%
Preferred Stock, Conversion Basis																																								Each share of Series A stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Companys Common stock, but in no case shall this price be less than $3.00 per share.	Each share of Series B stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Companys Common stock, but in no case shall this price be less than $3.00 per share.	The Series D stock also provided that with limited exceptions as discussed below, in no event would the Company effect any conversion of the Series D stock and the holder of the Series D stock would not have the right to convert the Series D stock, to the extent that such conversion would result in beneficial ownership by the holder of the Series D stock and its affiliates in excess of 9.99% of the then outstanding shares of Common stock (after taking into account the shares to be issued to the holder upon such conversion). The Series D stock holder could decrease the foregoing threshold upon 61 days notice of such decrease to us. The Series D stock was not listed on any securities exchange or automated quotation system.
Preferred Stock, Redemption Terms																																								The Company may redeem Series A stock for cash at a price per share equal to 104% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.	The Company may redeem Series B stock for cash at a price per share equal to 103% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.
Convertible Preferred Stock Redeemable Percentage		0.0001%																																						104.00%	103.00%	100.00%
Convertible Preferred Stock Conversion Price Per Share																																					$ 0.4392					$ 0.4392
Class Of Warrant Or Right Remaining Exercise Term						7 years 6 months
Exercise Price Of Options																																														$ 0.45	$ 0.72		$ 0.53	$ 2.28
Shares Issued During Period In Lieu Of Dividends							76,461
Stock Issued During Period On Private Offering							4,231,192
Sale of Stock, Price Per Share					$ 0.52		$ 1.18
Convertible Preferred Stock, Shares Issued upon Conversion																																				13,399,986		7,460,350					7,460,350
Stock Issued During Period On Inducement To Remaining Shareholders																																						330,000					330,000
Stock Issued During Period, Shares, Acquisitions																																			135,398				207,000						135,398
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock																																													13,539,816
Release Of Stock Held In Escrow Account																																		139,830
Preferred Stock, Redemption Amount																																												170,000
Dividends, Preferred Stock, Stock																																												37,000
Value Of Warrant Exercise Agreements		$ 2,800,000
Preferred Stock, Dividend Payment Terms																																										The Series D stock earned cumulative dividends at the rate of 10% per annum, payable quarterly in cash in arrears on January 15, April 15, July 15 and October 15, beginning on July 15, 2010, or, in the Companys sole discretion, in shares of Common stock valued at the 5-day volume weighted average price ending 3 days immediately preceding the dividend due date, but in no case at a price less than $0.40 per share.
Percentage Of Warrants Vested One						50.00%																																																																																													50.00%
Percentage Of Warrants Vested Two												100.00%
Percentage Of Warrant Vest On Issuance				30.00%																																																																									30.00%
Percentage Of Warrant Vest On Milestones Acheivement				70.00%																																																																									70.00%
Preferred Stock Shares Designated																																										2,000,000
Class Of Warrants Or Rights Expiry Date										Feb. 24, 2014	Oct. 15, 2015																																																Apr. 09, 2015	Apr. 07, 2016				Apr. 28, 2016											Dec. 31, 2014																									Feb. 19, 2020	Feb. 19, 2018	Feb. 19, 2020	Feb. 22, 2018	Feb. 22, 2018	Dec. 31, 2014	Dec. 31, 2014	Dec. 08, 2018

[1]	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[2]	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[3]	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.
[4]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[5]	These warrants were issued to consultants and other professional service providers in exchange for services provided. A warrant for 200,000 Common shares has an exercise price of $1.50, expires on February 24, 2014, and is vested and voluntarily exercisable. A warrant for 100,000 Common shares has an exercise price of $0.37, expires on October 15, 2015, and is voluntarily exercisable upon vesting (50% vested as of December 31, 2013 and 100% vested by February 15, 2014). There is no call provision associated with either of these warrants.
[6]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[7]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.
[8]	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
[9]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.
[10]	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.
[11]	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.